SIGNIFICANT ACCOUNTING POLICIES (Performance Obligations) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Deferred revenue recognized	$ 215,737
Revenue remaining performance obligation	$ 1,348,100
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	24 months